Schedule of trade and other payables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
- Non-related parties	$ 305,670	$ 528,865
Trade payables	305,670	528,865
- Amount due to shareholder	133,532	189,595
- Contract liabilities	1,009,110	2,077,358
- Amount due to directors	896,955	910,541
- Accruals for operating expenses	2,045,333	2,837,205
- Goods and services tax payable	43,177	6,340
- Withholding tax	16,173	10,655
Other payables	4,144,280	6,031,694
Trade and other payables	$ 4,449,950	$ 6,560,559